AMG GW&K International Small Cap Fund
Schedule of Portfolio Investments (unaudited)
August 31, 2024
	Shares	Value
Common Stocks - 96.1%
Communication Services - 3.4%
Enad Global 7 AB (Sweden)	102,730	$138,965
IPSOS S.A. (France)	8,448	520,663
Nihon Falcom Corp. (Japan)	47,725	370,857
Paradox Interactive AB (Sweden)	24,745	348,949

Total Communication Services		1,379,434
Consumer Discretionary - 14.3%
Cairn Homes PLC (Ireland)	292,793	630,621
Garrett Motion, Inc. (Switzerland)*	58,360	487,306
Gift Holdings, Inc. (Japan)[1]	44,474	808,605
Hamee Corp. (Japan)	60,408	477,532
Max Stock, Ltd. (Israel)[1]	183,667	491,775
Mazda Motor Corp. (Japan)	53,755	454,025
MIPS AB (Sweden)[1]	5,515	311,877
Niterra Co., Ltd. (Japan)	18,700	557,007
Samsonite International, S.A. (United States)[2]	133,200	336,397
Vistry Group PLC (United Kingdom)*	31,225	559,546
Yossix Holdings Co., Ltd. (Japan)	31,904	709,229

Total Consumer Discretionary		5,823,920
Consumer Staples - 9.7%
Becle SAB de CV (Mexico)	251,750	405,986
First Pacific Co., Ltd. (Hong Kong)	1,328,332	708,429
Grupo Herdez SAB de CV (Mexico)[1]	179,031	502,706
Hilton Food Group PLC (United Kingdom)	40,440	523,132
Kusuri no Aoki Holdings Co., Ltd. (Japan)	24,525	562,440
Nissin Foods Co. Ltd. (Hong Kong)	210,821	115,871
Royal Unibrew A/S (Denmark)*,1	5,746	476,805
Sarantis, S.A. (Greece)	59,739	657,167

Total Consumer Staples		3,952,536
Financials - 6.3%
BFF Bank S.P.A. (Italy)[2]	47,259	512,841
Coface, S.A. (France)	30,700	493,579
Integral Corp. (Japan)	20,900	607,284
Omni Bridgeway, Ltd. (Australia)*	376,444	225,495
Tel Aviv Stock Exchange, Ltd. (Israel)	83,637	712,604

Total Financials		2,551,803
Health Care - 4.0%
Haw Par Corp., Ltd. (Singapore)	62,700	487,148
Riverstone Holdings, Ltd. (Singapore)	855,900	587,440
Siegfried Holding AG (Switzerland)	409	539,676

Total Health Care		1,614,264
	Shares	Value
Industrials - 31.1%
ADENTRA, Inc. (Canada)	26,124	$793,034
Alliance Global Group, Inc. (Philippines)	3,305,816	534,583
Clarkson PLC (United Kingdom)	13,036	652,279
Creek & River Co., Ltd. (Japan)	40,900	416,561
Delta Plus Group (France)	6,709	514,679
DMG Mori Co., Ltd. (Japan)	37,200	894,489
GVS S.P.A. (Italy)*,1,2	72,994	547,043
Hammond Power Solutions, Inc. (Canada)	4,434	412,028
Hosokawa Micron Corp. (Japan)	17,350	521,510
Howden Joinery Group PLC (United Kingdom)	67,820	853,462
Inabata & Co., Ltd. (Japan)	27,700	643,435
NFI Group, Inc. (Canada)*	50,869	728,884
Nippon Concept Corp. (Japan)	6,721	80,784
Nippon Parking Development Co., Ltd. (Japan)	416,375	598,170
Nisso Holdings Co., Ltd. (Japan)	81,400	434,812
Rheinmetall AG (Germany)	931	559,299
Richelieu Hardware, Ltd. (Canada)	19,350	564,857
Senshu Electric Co., Ltd. (Japan)	32,640	1,174,914
Shinnihon Corp. (Japan)	63,400	720,778
Ten Pao Group Holdings, Ltd. (China)	2,237,700	384,534
UT Group Co., Ltd. (Japan)	32,700	636,648

Total Industrials		12,666,783
Information Technology - 13.7%
Ai Holdings Corp. (Japan)	32,650	569,533
Argo Graphics, Inc. (Japan)	20,225	703,195
Broadleaf Co., Ltd. (Japan)	135,700	692,082
Digital Hearts Holdings Co., Ltd. (Japan)	54,375	325,171
Digital Information Technologies Corp. (Japan)	53,246	676,686
Esprinet S.P.A. (Italy)*	5,330	30,902
Incap Oyj (Finland)*	35,922	464,586
Kaga Electronics Co., Ltd. (Japan)	11,500	430,900
Kitron A.S.A. (Norway)	249,703	819,157
Macnica Holdings, Inc. (Japan)	11,000	449,242
ULS Group, Inc. (Japan)	11,300	423,206

Total Information Technology		5,584,660
Materials - 11.1%
Corticeira Amorim SGPS, S.A. (Portugal)	52,373	519,880
Elopak A.S.A. (Norway)	192,551	776,148
Hill & Smith PLC (United Kingdom)	31,091	881,187
Huhtamaki Oyj (Finland)	16,591	679,669
Marshalls PLC (United Kingdom)	121,020	542,765
Mayr Melnhof Karton AG (Austria)[1]	2,824	303,680

AMG GW&K International Small Cap Fund
Schedule of Portfolio Investments (continued)
	Shares	Value
Materials - 11.1% (continued)
Vidrala, S.A. (Spain)	7,305	$797,849

Total Materials		4,501,178
Real Estate - 2.5%
Far East Consortium International, Ltd. (Hong Kong)	3,087,714	482,670
Safestore Holdings PLC, REIT (United Kingdom)	44,860	512,947

Total Real Estate		995,617

Total Common Stocks (Cost $38,050,866)		39,070,195

Principal Amount
Short-Term Investments - 5.3%
Joint Repurchase Agreements - 1.7%[3]
Barclays Capital, Inc., dated 08/30/24, due 09/03/24, 5.230% total to be received $689,423 (collateralized by various U.S. Treasuries, 0.000% - 4.375%, 10/24/24 - 07/31/26, totaling $702,803)	$689,023	689,023
	Principal Amount	Value
Repurchase Agreements - 3.6%
Fixed Income Clearing Corp., dated 08/30/24, due 09/03/24, 5.150% total to be received $1,495,855 (collateralized by a U.S. Treasury, 0.000%, 10/10/24, totaling $1,524,910)	$1,495,000	$1,495,000

Total Short-Term Investments (Cost $2,184,023)		2,184,023
Total Investments - 101.4% (Cost $40,234,889)		41,254,218
Other Assets, less Liabilities - (1.4)%		(587,686)
Net Assets - 100.0%		$40,666,532

*	Non-income producing security.
[1]	Some of these securities, amounting to $1,439,406 or 3.5% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See below for more information.
[2]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2024, the value of these securities amounted to $1,396,281 or 3.4% of net assets.
[3]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.

REIT	Real Estate Investment Trust

AMG GW&K International Small Cap Fund
Schedule of Portfolio Investments (continued)
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of August 31, 2024:
	Level 1	Level 2[1]	Level 3	Total
Investments in Securities
Common Stocks
Industrials	$4,584,878	$8,081,905	—	$12,666,783
Consumer Discretionary	1,609,702	4,214,218	—	5,823,920
Information Technology	495,488	5,089,172	—	5,584,660
Materials	2,518,462	1,982,716	—	4,501,178
Consumer Staples	1,431,824	2,520,712	—	3,952,536
Financials	225,495	2,326,308	—	2,551,803
Health Care	—	1,614,264	—	1,614,264
Communication Services	858,771	520,663	—	1,379,434
Real Estate	—	995,617	—	995,617
Short-Term Investments
Joint Repurchase Agreements	—	689,023	—	689,023
Repurchase Agreements	—	1,495,000	—	1,495,000
Total Investments in Securities	$11,724,620	$29,529,598	—	$41,254,218

[1]	An external pricing service is used to reflect any impact on security value due to market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.
For the period ended August 31, 2024, there were no transfers in or out of Level 3.
The country allocation in the Schedule of Portfolio Investments at August 31, 2024, was as follows:
Country	% of Long-Term Investments
Australia	0.6
Austria	0.8
Canada	6.4
China	1.0
Denmark	1.2
Finland	2.9
France	3.9
Germany	1.4
Greece	1.7
Hong Kong	3.3
Ireland	1.6
Israel	3.1
Italy	2.8
Country	% of Long-Term Investments
Japan	38.2
Mexico	2.3
Norway	4.1
Philippines	1.4
Portugal	1.3
Singapore	2.8
Spain	2.0
Sweden	2.1
Switzerland	2.6
United Kingdom	11.6
United States	0.9
100.0

AMG GW&K International Small Cap Fund
Schedule of Portfolio Investments (continued)
The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash collateral and securities collateral received at August 31, 2024, were as follows:
Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received
$1,439,406	$689,023	$854,864	$1,543,887
The following table summarizes the securities received as collateral for securities lending at August 31, 2024:
Collateral Type	Coupon Range	Maturity Date Range
U.S. Treasury Obligations	0.000%-4.875%	09/30/24-08/15/53
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.